May 16, 2025

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Themes ETF Trust File Nos.: 333-271700 and 811-23872

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust, (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 33 and, under the Investment Company Act of 1940, as amended, Amendment No. 35 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) with respect to the Themes Humanoid Robotics ETF, formerly known as the Themes Robotics & Automation ETF. The amendment is being filed to update the Fund’s name, investment objective and non-fundamental investment policies.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 708-6391 or Tina.Bloom@Practus.com.

Very truly yours,

/s/ Tina H. Bloom

On behalf of Practus, LLP

TINA H. BLOOM ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211

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